INTANGIBLE ASSETS, NET - Schedule (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Intangible assets, net
Intangible assets, gross	¥ 5,791	¥ 6,057
Less: Accumulated amortization	163	112
Less: Accumulated impairment loss(Note2)	243
Total	5,385	5,945		$ 845
Unfavorable lease
Amortization expense of intangible assets	65	62	¥ 16
Franchise or manachise agreements
Intangible assets, net
Intangible assets, gross	366	356
Favorable lease agreements
Intangible assets, net
Intangible assets, gross	11	12
Purchased software
Intangible assets, net
Intangible assets, gross	142	108
Other intangible assets
Intangible assets, net
Intangible assets, gross	70	70
Brand names
Intangible assets, net
Intangible assets, gross	5,010	5,319
Master brand agreement
Intangible assets, net
Intangible assets, gross	¥ 192	¥ 192